Note Payable and Convertible Notes (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 27, 2011
Summary of senior subordinated unsecured convertible promissory notes
Principal amount				$ 900,000
Less: original issuance discount				150,000
Less: discount related to the beneficial conversion feature		(372,850)
Carrying value at December 31, 2012 and 2011, respectively			124,363
8% Senior Subordinated Unsecured Convertible Promissory Notes [Member]
Summary of senior subordinated unsecured convertible promissory notes
Principal amount		900,000	900,000
Less: original issuance discount		(150,000)	(150,000)
Less: discount related to fair value of derivative warrants		(377,150)	(377,150)
Less: discount related to the beneficial conversion feature		(372,850)	(372,850)
Add: amortization of discount		900,000	124,363
Less: principal amount converted to stock		(900,000)
Carrying value at December 31, 2012 and 2011, respectively			$ 124,363